Cover	Dec. 31, 2025
Cover [Abstract]
Entity Registrant Name	APPLE iSPORTS GROUP, INC.
Entity Central Index Key	0001134982
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Dec. 31, 2025
Entity Ex Transition Period	true
Entity File Number	000-32389
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	88-0126444
Entity Address Address Line 1	100 Spectrum Center
Entity Address Address Line 2	Suite 900
Entity Address City Or Town	Irvine
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92612
City Area Code	949
Local Phone Number	247-4210
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false